FQF TRUST

QuantShares U.S. Market Neutral Momentum Fund (MOM)

SUPPLEMENT DATED OCTOBER 7, 2014
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 28, 2013

The supplement dated September 15, 2014 to the prospectus and statement of additional information of the QuantShares U.S. Market Neutral Momentum Fund is deleted in its entirety. The effect of that supplement on the prospectus or statement of additional information of any other series of the Trust is not affected by this supplement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.